UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 95.0%
Aerospace & Defense — 1.9%
Boeing Co. (The)(c)	393,023	$47,213,853
Lockheed Martin Corp.	124,249	26,216,539

		73,430,392

Airlines — 0.8%
United Continental Holdings, Inc.*	666,233	32,165,729

Banks — 5.4%
Bank of America Corp.	3,453,570	48,833,480
JPMorgan Chase & Co.	1,447,918	86,151,121
Wells Fargo & Co.	1,493,126	74,999,719

		209,984,320

Beverages — 4.2%
Britvic PLC (United Kingdom)	6,992,725	72,193,758
Britvic PLC (United Kingdom), 144A(a)	741,992	7,660,417
Coca-Cola Co. (The)(c)	999,379	42,893,347
Coca-Cola Enterprises, Inc.	842,350	39,101,887

		161,849,409

Biotechnology — 2.7%
AbbVie, Inc.	846,369	46,465,658
Celgene Corp.*(c)	588,799	59,068,316

		105,533,974

Communications Equipment — 3.6%
Cisco Systems, Inc.	5,819,337	138,442,027

Containers & Packaging — 1.0%
Bemis Co., Inc.	796,513	38,129,077

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)^	100,000	1,047,875

Diversified Telecommunication Services — 2.4%
Frontier Communications Corp.(c)	16,935,475	77,056,411
HKBN Ltd. (Hong Kong), 144A(a)	11,130,869	14,233,164

		91,289,575

Electric Utilities — 0.2%
Alupar Investimento SA (Brazil)	375,608	1,162,565
Alupar Investimento SA (Brazil), 144A(a)	1,777,926	5,502,956

		6,665,521

Food Products — 8.5%
ConAgra Foods, Inc.	1,456,933	60,666,690
JM Smucker Co. (The)	875,299	112,318,368
Kraft Heinz Co. (The)	1,796,396	140,226,672
Pinnacle Foods, Inc.	362,662	15,554,573

		328,766,303

Hotels, Restaurants & Leisure — 9.6%
Carnival Corp.	1,767,474	85,068,524
McDonald’s Corp.	1,313,379	162,570,052
SeaWorld Entertainment, Inc.(c)	2,685,182	51,179,569
Starbucks Corp.	523,359	31,804,526
Starwood Hotels & Resorts Worldwide, Inc.	637,895	39,702,585

		370,325,256

Independent Power & Renewable Electricity Producers — 2.0%
Abengoa Yield PLC (Spain)(c)	2,926,967	49,612,091
NRG Yield, Inc. (Class A Stock)	1,135,833	14,084,329
NRG Yield, Inc. (Class C Stock)	1,135,833	15,038,429

		78,734,849

Industrial Conglomerates — 1.3%
General Electric Co.	1,748,079	50,869,099

Insurance — 0.8%
MetLife, Inc.(c)	699,547	31,234,774

IT Services — 6.2%
Computer Sciences Corp.	2,945,218	94,453,141
CSRA, Inc.	2,359,552	63,188,803
Xerox Corp.	8,174,938	79,705,645

		237,347,589

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	282,050	37,247,523

Media — 1.7%
Time Warner, Inc.(c)	920,095	64,811,492

Multi-Utilities — 1.8%
NiSource, Inc.	1,006,319	21,142,762
PG&E Corp.	883,411	48,508,098

		69,650,860

Multiline Retail — 1.4%
Macy’s, Inc.	1,326,012	53,584,145

Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy Partners LP Holdings LLC	3,429,230	51,198,404
Columbia Pipeline Group, Inc.	1,676,176	31,093,065
Euronav NV (Belgium)	2,615,106	31,512,027
Occidental Petroleum Corp.	511,464	35,204,067
Pembina Pipeline Corp. (Canada)	955,185	21,720,907
Williams Cos., Inc. (The)	884,314	17,067,260

		187,795,730

Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.(c)	1,980,139	123,085,440
Endo International PLC*	1,106,081	61,354,313
Pfizer, Inc.	2,725,954	83,114,338

		267,554,091

Real Estate Investment Trusts (REITs) — 11.6%
Crown Castle International Corp.	690,275	59,501,705
CyrusOne, Inc.	2,121,579	78,180,186
Digital Realty Trust, Inc.	1,631,394	130,642,032
GEO Group, Inc. (The)	2,036,780	60,247,952
MFA Financial, Inc.	5,218,170	33,135,379
QTS Realty Trust, Inc. (Class A Stock)	883,546	40,819,825
Starwood Property Trust, Inc.	2,443,315	46,520,718

		449,047,797

Software — 2.8%
Microsoft Corp.(c)	1,981,768	109,175,599

Specialty Retail — 4.2%
GameStop Corp. (Class A Stock)(c)	888,118	23,277,573
Home Depot, Inc. (The)	773,006	97,213,234
Lowe’s Cos., Inc.	578,692	41,469,069

		161,959,876

Tobacco — 5.9%
Philip Morris International, Inc.(c)	1,241,107	111,712,041
Reynolds American, Inc.	2,291,611	114,465,970

		226,178,011

Wireless Telecommunication Services — 2.2%
Vodafone Group PLC (United Kingdom), ADR	2,658,876	85,615,807

TOTAL COMMON STOCKS (cost $3,595,353,479)		3,668,436,700

PREFERRED STOCKS — 3.5%
Diversified Telecommunication Services — 1.6%
Frontier Communications Corp., Series A, CVT, 11.125%	698,323	62,416,110

Pharmaceuticals — 0.7%
Allergan PLC (Ireland) Series A, CVT, 5.50%	27,045	25,646,503

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., CVT, 5.50%	470,879	46,499,301

TOTAL PREFERRED STOCKS (cost $140,371,255)		134,561,914

TOTAL LONG-TERM INVESTMENTS (cost $3,735,724,734)		3,802,998,614

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $255,790,946; includes $186,819,715 of cash collateral for securities on loan)(d)(e)	255,790,946	255,790,946

TOTAL INVESTMENTS — 105.1% (cost $3,991,515,680)(f)		4,058,789,560
Liabilities in excess of other assets — (5.1)%		(198,008,757)

NET ASSETS — 100.0%		$3,860,780,803

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
OTC	Over-the-counter
REITs	Real Estate Investment Trusts

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,047,875 and 0.0% of net assets.
*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,047,875, is approximately 0.0% of net assets.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,576,682; cash collateral of $186,819,715 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$4,000,875,531

Appreciation	442,916,009
Depreciation	(385,001,980)

Net Unrealized Appreciation	$57,914,029

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$73,430,392	$—	$—
Airlines	32,165,729	—	—
Banks	209,984,320	—	—
Beverages	81,995,234	79,854,175	—
Biotechnology	105,533,974	—	—
Communications Equipment	138,442,027	—	—
Containers & Packaging	38,129,077	—	—
Diversified Financial Services	—	—	1,047,875
Diversified Telecommunication Services	77,056,411	14,233,164	—
Electric Utilities	6,665,521	—	—
Food Products	328,766,303	—	—
Hotels, Restaurants & Leisure	370,325,256	—	—
Independent Power & Renewable Electricity Producers	78,734,849	—	—
Industrial Conglomerates	50,869,099	—	—
Insurance	31,234,774	—	—
IT Services	237,347,589	—	—
Life Sciences Tools & Services	37,247,523	—	—
Media	64,811,492	—	—
Multi-Utilities	69,650,860	—	—
Multiline Retail	53,584,145	—	—
Oil, Gas & Consumable Fuels	187,795,730	—	—
Pharmaceuticals	267,554,091	—	—
Real Estate Investment Trusts (REITs)	449,047,797	—	—
Software	109,175,599	—	—
Specialty Retail	161,959,876	—	—
Tobacco	226,178,011	—	—
Wireless Telecommunication Services	85,615,807	—	—
Preferred Stocks
Diversified Telecommunication Services	62,416,110	—	—
Pharmaceuticals	25,646,503	—	—
Real Estate Investment Trusts (REITs)	46,499,301	—	—
Affiliated Money Market Mutual Fund	255,790,946	—	—

Total	$3,963,654,346	$94,087,339	$1,047,875

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond
Balance as of 10/31/15	$1,213,967	59,173,184
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(166,092)	(622,493)
Purchases	—	—
Sales		(58,550,691)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/16	$1,047,875	$—

*	Of which, $(166,092) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2016	Valuation Methodology	Unobservable Inputs
Common Stock	$1,047,875	Mark-to-Market (Index)	Discretionary Adjustment Rate

Prudential QMA Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.2%
Aerospace & Defense — 2.8%
BWX Technologies, Inc.	84,300	$2,523,942
Huntington Ingalls Industries, Inc.	44,400	5,677,872
L-3 Communications Holdings, Inc.	46,200	5,398,008
Orbital ATK, Inc.	11,100	1,001,553
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	110,500	4,685,200

		19,286,575

Airlines — 3.0%
Alaska Air Group, Inc.	70,900	4,991,360
JetBlue Airways Corp.*	246,700	5,257,177
Southwest Airlines Co.	145,700	5,481,234
Spirit Airlines, Inc.*	10,300	430,540
United Continental Holdings, Inc.*	86,900	4,195,532

		20,355,843

Auto Components — 1.8%
Goodyear Tire & Rubber Co. (The)	245,200	6,966,132
Lear Corp.	55,500	5,762,565

		12,728,697

Banks — 8.1%
Associated Banc-Corp.(a)	96,600	1,695,330
BOK Financial Corp.(a)	24,700	1,235,247
CIT Group, Inc.	73,400	2,154,290
Citizens Financial Group, Inc.	105,800	2,248,250
Comerica, Inc.	121,200	4,157,160
East West Bancorp, Inc.	144,000	4,668,480
Fifth Third Bancorp	487,100	7,696,180
Huntington Bancshares, Inc.(a)	683,400	5,863,572
KeyCorp.	542,400	6,053,184
PacWest Bancorp	57,700	2,118,167
Regions Financial Corp.	850,100	6,902,812
SunTrust Banks, Inc.	264,000	9,657,120
TCF Financial Corp.	17,500	210,175
Zions Bancorporation	46,900	1,063,692

		55,723,659

Building Products — 0.4%
Owens Corning(a)	59,100	2,729,829

Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	19,000	2,549,610
Ameriprise Financial, Inc.	55,500	5,031,075
Lazard Ltd. (Class A Stock), MLP	114,400	4,117,256
Legg Mason, Inc.	45,800	1,402,396
Waddell & Reed Financial, Inc. (Class A Stock)	37,400	1,026,256

		14,126,593

Chemicals — 3.9%
Cabot Corp.	87,000	3,509,580
Celanese Corp. (Class A Stock)	118,200	7,525,794
Eastman Chemical Co.	99,100	6,065,911
Mosaic Co. (The)(a)	210,100	5,063,410
Westlake Chemical Corp.	110,300	5,016,444

		27,181,139

Commercial Services & Supplies — 0.3%
ADT Corp. (The)(a)	76,300	2,256,954

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.	642,800	5,129,544
Harris Corp.	69,800	6,070,506

		11,200,050

Construction & Engineering — 1.5%
AECOM*(a)	111,400	3,056,816
Jacobs Engineering Group, Inc.*	164,500	6,453,335
Quanta Services, Inc.*	47,900	895,730

		10,405,881

Consumer Finance — 1.1%
Ally Financial, Inc.*	383,400	6,076,890
Navient Corp.	191,000	1,825,960

		7,902,850

Containers & Packaging — 2.0%
Crown Holdings, Inc.*	84,100	3,858,508
International Paper Co.	146,900	5,025,449
Owens-Illinois, Inc.*	36,600	473,604
Packaging Corp. of America	74,900	3,807,167
WestRock Co.	14,258	503,022

		13,667,750

Diversified Financial Services — 0.8%
Voya Financial, Inc.	187,700	5,739,866

Diversified Telecommunication Services — 1.3%
CenturyLink, Inc.	346,800	8,815,656

Electric Utilities — 5.2%
Edison International	115,500	7,137,900
Entergy Corp.	107,500	7,587,350
FirstEnergy Corp.	286,000	9,455,160
PPL Corp.	332,900	11,671,474

		35,851,884

Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc.*	120,200	6,202,320
Avnet, Inc.	160,700	6,415,144
Ingram Micro, Inc. (Class A Stock)	180,110	5,079,102
Jabil Circuit, Inc.	300,800	5,988,928

		23,685,494

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	22,600	420,134
Ensco PLC (Class A Stock)(a)	208,600	2,040,108
FMC Technologies, Inc.*	57,400	1,443,610
National Oilwell Varco, Inc.(a)	180,713	5,880,401
Noble Corp. PLC(a)	209,892	1,635,059
Oceaneering International, Inc.	37,300	1,262,605
Rowan Cos. PLC (Class A Stock)	149,100	1,886,115

		14,568,032

Food Products — 1.9%
Bunge Ltd.	55,200	3,422,952
Ingredion, Inc.	40,200	4,048,944
Tyson Foods, Inc. (Class A Stock)(a)	107,500	5,736,200

		13,208,096

Health Care Providers & Services — 1.6%
Community Health Systems, Inc.*	75,300	1,617,444
HCA Holdings, Inc.*	19,400	1,349,852

Health Net, Inc.*	80,400	5,324,088
LifePoint Health, Inc.*	40,900	2,854,411

		11,145,795

Household Durables — 0.5%
Whirlpool Corp.	24,700	3,319,433

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.	679,800	6,458,100

Insurance — 13.3%
Alleghany Corp.*	15,200	7,264,384
Allied World Assurance Co. Holdings AG	173,800	6,359,342
American Financial Group, Inc.	96,000	6,814,080
AmTrust Financial Services, Inc.	6,300	360,297
Aspen Insurance Holdings Ltd.	129,000	5,999,790
Assured Guaranty Ltd.	3,500	83,230
Axis Capital Holdings Ltd.	128,700	6,938,217
CNA Financial Corp.	29,600	983,608
Endurance Specialty Holdings Ltd.	103,700	6,422,141
Everest Re Group Ltd.	13,200	2,362,008
Hanover Insurance Group, Inc. (The)	82,500	6,722,925
Hartford Financial Services Group, Inc. (The)	222,600	8,944,068
Lincoln National Corp.	172,300	6,798,958
Loews Corp.	215,236	7,965,884
Principal Financial Group, Inc.	179,400	6,817,200
Reinsurance Group of America, Inc.	44,400	3,739,812
RenaissanceRe Holdings Ltd.	5,200	585,780
Validus Holdings Ltd.	50,000	2,212,000
XL Group PLC (Ireland)	117,200	4,249,672

		91,623,396

IT Services — 0.7%
Western Union Co. (The)(a)	16,300	290,792
Xerox Corp.	456,400	4,449,900

		4,740,692

Machinery — 2.7%
AGCO Corp.(a)	116,800	5,696,336
Allison Transmission Holdings, Inc.	91,300	2,172,027
Colfax Corp.*	66,300	1,467,882
Crane Co.	13,400	639,984
Flowserve Corp.	54,500	2,105,880
Kennametal, Inc.	12,200	215,940
PACCAR, Inc.(a)	94,529	4,638,538
Trinity Industries, Inc.	81,800	1,752,156

		18,688,743

Marine
Kirby Corp.*	3,100	157,015

Media — 0.6%
John Wiley & Sons, Inc. (Class A Stock)	1,800	75,240
TEGNA, Inc.	180,100	4,324,201

		4,399,441

Metals & Mining — 3.0%
Alcoa, Inc.(a)	207,600	1,513,404
Newmont Mining Corp.	388,900	7,762,444
Reliance Steel & Aluminum Co.	104,900	5,973,006
Steel Dynamics, Inc.	289,900	5,319,665

		20,568,519

Multi-Utilities — 4.4%
Ameren Corp.(a)	18,300	822,036
CenterPoint Energy, Inc.	280,300	5,008,961
Consolidated Edison, Inc.(a)	77,600	5,384,664
DTE Energy Co.	5,100	433,551
NiSource, Inc.	271,100	5,695,811
Public Service Enterprise Group, Inc.	260,400	10,754,520
SCANA Corp.(a)	30,000	1,888,500

		29,988,043

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)(a)	39,000	2,745,990
Kohl’s Corp.(a)	46,700	2,323,325
Macy’s, Inc.	91,300	3,689,433

		8,758,748

Oil, Gas & Consumable Fuels — 4.1%
Continental Resources, Inc.*(a)	47,200	996,392
HollyFrontier Corp.	126,800	4,434,196
Marathon Oil Corp.	289,000	2,811,970
Murphy Oil Corp.(a)	98,200	1,925,702
Noble Energy, Inc.	100,700	3,259,659
ONEOK, Inc.	60,100	1,497,091
PBF Energy, Inc. (Class A Stock)	130,800	4,576,692
SM Energy Co.(a)	67,600	945,048
Southwestern Energy Co.*(a)	256,000	2,275,840
Tesoro Corp.	63,300	5,522,925

		28,245,515

Real Estate Investment Trusts (REITs) — 12.7%
Annaly Capital Management, Inc.	645,000	6,127,500
Apartment Investment & Management Co. (Class A Stock)	37,460	1,466,559
AvalonBay Communities, Inc.	26,342	4,517,390
Brandywine Realty Trust	267,700	3,434,591
Brixmor Property Group, Inc.	200,600	5,339,972
CBL & Associates Properties, Inc.	372,700	4,006,525
Columbia Property Trust, Inc.	211,804	4,716,875
Corrections Corp. of America	156,000	4,494,360
Digital Realty Trust, Inc.	72,600	5,813,808
Equity Commonwealth*	140,500	3,778,045
Forest City Realty Trust, Inc. (Class A Stock)*	143,000	2,817,100
HCP, Inc.	226,200	8,129,628
Hospitality Properties Trust	215,100	5,074,209
MFA Financial, Inc.	320,300	2,033,905
Mid-America Apartment Communities, Inc.	51,300	4,812,966
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	287,800	5,327,178
Senior Housing Properties Trust	358,300	5,188,184
Starwood Property Trust, Inc.	54,500	1,037,680
Two Harbors Investment Corp.	455,100	3,458,760
Ventas, Inc.	61,500	3,402,180
WP Carey, Inc.	41,400	2,411,550

		87,388,965

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.	32,900	4,629,688

Road & Rail — 0.8%
AMERCO	12,800	4,693,120
Genesee & Wyoming, Inc. (Class A Stock)*	16,700	827,986

		5,521,106

Semiconductors & Semiconductor Equipment — 0.5%
First Solar, Inc.*	54,500	3,741,970

Specialty Retail — 2.9%
Best Buy Co., Inc.(a)	196,000	5,474,280
CST Brands, Inc.	10,100	391,274
Dick’s Sporting Goods, Inc.(a)	40,600	1,586,648
Gap, Inc. (The)(a)	65,600	1,621,632
Murphy USA, Inc.*	106,800	6,178,380
Penske Automotive Group, Inc.	117,000	3,670,290
Staples, Inc.	151,100	1,347,812

		20,270,316

Technology Hardware, Storage & Peripherals — 1.8%
NCR Corp.*	256,300	5,469,442
Western Digital Corp.(a)	137,400	6,592,452

		12,061,894

Textiles, Apparel & Luxury Goods — 1.0%
Michael Kors Holdings Ltd.*	58,000	2,314,200
PVH Corp.	61,800	4,534,884

		6,849,084

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.(a)	253,010	3,916,595

Trading Companies & Distributors — 1.4%
Air Lease Corp.(a)	72,300	1,862,448
GATX Corp.(a)	97,360	3,989,813
United Rentals, Inc.*(a)	46,500	2,227,815
WESCO International, Inc.*(a)	33,800	1,364,844

		9,444,920

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	107,026	2,481,933

TOTAL COMMON STOCKS (cost $755,732,555)		683,834,759

EXCHANGE TRADED FUND — 0.2%
iShares Russell Mid-Cap Value ETF (cost $1,637,528)	23,669	1,536,118

TOTAL LONG-TERM INVESTMENTS (cost $757,370,083)		685,370,877

SHORT-TERM INVESTMENT — 13.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $89,314,609; includes $79,630,554 of cash collateral for securities on loan)(b)(c)	89,314,609	89,314,609

TOTAL INVESTMENTS — 112.4% (cost $846,684,692)(d)		774,685,486
Liabilities in excess of other assets — (12.4)%		(85,210,377)

NET ASSETS — 100.0%		$689,475,109

The following abbreviations are used in the quarterly portfolio holdings schedule:

ETF	Exchange Traded Fund
MLP	Master Limited Partnership
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,058,698; cash collateral of $79,630,554 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$848,730,931

Appreciation	30,760,397
Depreciation	(104,805,842)

Net Unrealized Depreciation	$(74,045,445)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,286,575	$—	$—
Airlines	20,355,843	—	—
Auto Components	12,728,697	—	—
Banks	55,723,659	—	—
Building Products	2,729,829	—	—
Capital Markets	14,126,593	—	—
Chemicals	27,181,139	—	—
Commercial Services & Supplies	2,256,954	—	—
Communications Equipment	11,200,050	—	—
Construction & Engineering	10,405,881	—	—
Consumer Finance	7,902,850	—	—
Containers & Packaging	13,667,750	—	—
Diversified Financial Services	5,739,866	—	—
Diversified Telecommunication Services	8,815,656	—	—
Electric Utilities	35,851,884	—	—
Electronic Equipment, Instruments & Components	23,685,494	—	—
Energy Equipment & Services	14,568,032	—	—
Food Products	13,208,096	—	—
Health Care Providers & Services	11,145,795	—	—
Household Durables	3,319,433	—	—
Independent Power & Renewable Electricity Producers	6,458,100	—	—

Insurance	91,623,396	—	—
IT Services	4,740,692	—	—
Machinery	18,688,743	—	—
Marine	157,015	—	—
Media	4,399,441	—	—
Metals & Mining	20,568,519	—	—
Multi-Utilities	29,988,043	—	—
Multiline Retail	8,758,748	—	—
Oil, Gas & Consumable Fuels	28,245,515	—	—
Real Estate Investment Trusts (REITs)	87,388,965	—	—
Real Estate Management & Development	4,629,688	—	—
Road & Rail	5,521,106	—	—
Semiconductors & Semiconductor Equipment	3,741,970	—	—
Specialty Retail	20,270,316	—	—
Technology Hardware, Storage & Peripherals	12,061,894	—	—
Textiles, Apparel & Luxury Goods	6,849,084	—	—
Thrifts & Mortgage Finance	3,916,595	—	—
Trading Companies & Distributors	9,444,920	—	—
Wireless Telecommunication Services	2,481,933	—	—
Exchange Traded Fund	1,536,118	—	—
Affiliated Money Market Mutual Fund	89,314,609	—	—

Total	$774,685,486	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 17, 2016

*	Print the name and title of each signing officer under his or her signature.